Business Combinations (Details 1 - Textual) R$ in Thousands		12 Months Ended
	Mar. 03, 2023 BRL (R$) INSTALLMENTS	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)
Business Combinations
Interest rate basis	100% of the DI	CDI
Phidelis
Business Combinations
Liabilities incurred			R$ 12,733
Escola Start Ltda. [member]
Business Combinations
Consideration transferred, acquisition-date fair value		R$ 2,806
Revenue from the date of acquisition		10,101
Net profit (loss) from the date of acquisition		1,747
Combined net revenue from sales and services		1,487,956
Combined net profit (loss)		79,595
Liabilities incurred		R$ 1,698
Proportion of ownership interests held by non-controlling interests	49.00%	49.00%
Exercise Price Of Purchase Option	R$ 11,700
Escola Start Ltda. [member] | Somos Sistemas de Ensino S.A. ("Somos Sistemas")
Business Combinations
Consideration transferred, acquisition-date fair value	4,414
Consideration paid in cash	4,100
Business Combination, Remaining consideration to be transferred, acquisition-date fair value	R$ 1,608
Percentage of voting equity interests acquired	51.00%
Consideration To Be Transferred Acquisition Date Fair Value	R$ 2,806
Number of installments for consideration payment | INSTALLMENTS	2
Liabilities incurred	R$ 314